Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2019	Mar. 31, 2019
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 4,060,553	¥ 3,809,946
Less than 12 months Gross unrealized losses, available-for-sale securities		5,255	3,137
12 months or more Fair value, available-for-sale securities		837,610	2,010,191
12 months or more Gross unrealized losses, available-for-sale securities		2,209	3,309
Total Fair value, available-for-sale securities		4,898,163	5,820,137
Total Gross unrealized losses, available-for-sale securities		7,464	6,446
12 months or more Fair value, held-to-maturity securities		412,250	469,782
12 months or more Gross unrealized losses, held-to-maturity securities		9,767	14,423
Total Fair value, held-to-maturity securities		412,250	469,782
Total Gross unrealized losses, held-to-maturity securities		9,767	14,423
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		2,634,254	2,296,536
Less than 12 months Gross unrealized losses, available-for-sale securities		3,208	1,441
12 months or more Fair value, available-for-sale securities		291,304	1,332,688
12 months or more Gross unrealized losses, available-for-sale securities		1,039	1,557
Total Fair value, available-for-sale securities		2,925,558	3,629,224
Total Gross unrealized losses, available-for-sale securities		4,247	2,998
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		40,638	9,752
Less than 12 months Gross unrealized losses, available-for-sale securities		101	32
12 months or more Fair value, available-for-sale securities		32,510	38,873
12 months or more Gross unrealized losses, available-for-sale securities		68	55
Total Fair value, available-for-sale securities		73,148	48,625
Total Gross unrealized losses, available-for-sale securities		169	87
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		381,789	506,176
Less than 12 months Gross unrealized losses, available-for-sale securities		430	231
Total Fair value, available-for-sale securities		381,789	506,176
Total Gross unrealized losses, available-for-sale securities		430	231
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		480,958	438,771
Less than 12 months Gross unrealized losses, available-for-sale securities		292	321
12 months or more Fair value, available-for-sale securities			26,782
12 months or more Gross unrealized losses, available-for-sale securities			134
Total Fair value, available-for-sale securities		480,958	465,553
Total Gross unrealized losses, available-for-sale securities		292	455
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	1,248	466
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2	2
12 months or more Fair value, available-for-sale securities	[1]	10,280	37,706
12 months or more Gross unrealized losses, available-for-sale securities	[1]	160	591
Total Fair value, available-for-sale securities	[1]	11,528	38,172
Total Gross unrealized losses, available-for-sale securities	[2]	162	593
12 months or more Fair value, held-to-maturity securities	[3]	412,250	469,782
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	9,767	14,423
Total Fair value, held-to-maturity securities	[3]	412,250	469,782
Total Gross unrealized losses, held-to-maturity securities	[3]	9,767	14,423
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		3,221
Less than 12 months Gross unrealized losses, available-for-sale securities		33
12 months or more Fair value, available-for-sale securities		11,000	16,729
12 months or more Gross unrealized losses, available-for-sale securities		119	191
Total Fair value, available-for-sale securities		14,221	16,729
Total Gross unrealized losses, available-for-sale securities		152	191
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		12,315	11,256
Less than 12 months Gross unrealized losses, available-for-sale securities		86	44
12 months or more Fair value, available-for-sale securities		17,649	36,760
12 months or more Gross unrealized losses, available-for-sale securities		31	60
Total Fair value, available-for-sale securities		29,964	48,016
Total Gross unrealized losses, available-for-sale securities		117	104
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		332,240	417,825
Less than 12 months Gross unrealized losses, available-for-sale securities		945	924
12 months or more Fair value, available-for-sale securities		469,373	440,937
12 months or more Gross unrealized losses, available-for-sale securities		786	637
Total Fair value, available-for-sale securities		801,613	858,762
Total Gross unrealized losses, available-for-sale securities		1,731	1,561
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		173,890	129,164
Less than 12 months Gross unrealized losses, available-for-sale securities		158	142
12 months or more Fair value, available-for-sale securities		5,494	79,716
12 months or more Gross unrealized losses, available-for-sale securities		6	84
Total Fair value, available-for-sale securities		179,384	208,880
Total Gross unrealized losses, available-for-sale securities	[4]	¥ 164	¥ 226

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019, and ¥11,528 million and ¥0 million, respectively, at September 30, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥512,144 million and ¥65 million, respectively, at September 30, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“ NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥226,899 million at September 30, 2019.